Information Concerning Options for Units and Class A Shares That Have Vested and Expected To Vest (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Option units | $4.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, lower range	$ 4.50
Exercise Prices, upper range	$ 4.50
Vested and expected to vest, number of options outstanding	0.65
Vested and expected to vest, weighted average remaining life	10 months 24 days
Vested and expected to vest, aggregate intrinsic value	$ 8
Exercisable, number of options	0.65
Exercisable, Weighted-average remaining life	10 months 24 days
Exercisable, aggregate intrinsic value	8
Option units | 14.36-17.08
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, lower range	$ 14.36
Exercise Prices, upper range	$ 17.08
Vested and expected to vest, number of options outstanding	11.32
Vested and expected to vest, weighted average remaining life	1 year 10 months 24 days
Vested and expected to vest, aggregate intrinsic value	33
Exercisable, number of options	11.15
Exercisable, Weighted-average remaining life	1 year 9 months 18 days
Exercisable, aggregate intrinsic value	$ 32
Option units | 17.68-21.10
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, lower range	$ 17.68
Exercise Prices, upper range	$ 21.10
Vested and expected to vest, number of options outstanding	0.40
Vested and expected to vest, weighted average remaining life	6 years 7 months 6 days
Exercisable, number of options	0.30
Exercisable, Weighted-average remaining life	6 years 1 month 6 days
Class A Options | 0.21-0.44
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, lower range	$ 0.21
Exercise Prices, upper range	$ 0.44
Vested and expected to vest, number of options outstanding	1.70
Vested and expected to vest, weighted average remaining life	6 years
Exercisable, number of options	1.42
Exercisable, Weighted-average remaining life	6 years
Class A Options | 1.41
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, lower range	$ 1.41
Exercise Prices, upper range	$ 1.41
Vested and expected to vest, number of options outstanding	0.33
Vested and expected to vest, weighted average remaining life	4 years 10 months 24 days
Exercisable, number of options	0.33
Exercisable, Weighted-average remaining life	4 years 10 months 24 days
Class A Options | 2.22-3.06
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, lower range	$ 2.22
Exercise Prices, upper range	$ 3.06
Vested and expected to vest, number of options outstanding	1.97
Vested and expected to vest, weighted average remaining life	4 years 3 months 18 days
Exercisable, number of options	1.97
Exercisable, Weighted-average remaining life	4 years 3 months 18 days